Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Current assets:
Cash and cash equivalents	$ 7,314	$ 8,881	$ 21,069
Marketable securities	17,127	21,630	33,565
Prepaid expenses	779	791	1,050
Accounts receivable	901	957	765
Inventories		20	841
Other current assets	147	157	278
Total current assets	26,268	32,436	57,568
Property and equipment, net	4,632	4,633	5,756
Marketable securities			5,720
Other assets	44	109	203
Total long-term assets	4,676	4,742	11,679
Total assets	30,944	37,178	69,247
Current liabilities:
Accounts payable and accrued expenses	4,745	3,825	5,476
Deferred revenue	70		701
Deferred rent	10	18	31
Current portion of long-term debt	135	154	134
Total current liabilities	4,960	3,997	6,342
Deferred rent	88	93	88
Long-term debt, net of current portion	60	82	256
Total liabilities	5,108	4,172	6,686
Commitments and contingencies
Stockholders' equity:
Common Stock, $0.01 par value; 490,000,000 shares authorized; 24,549,029, 24,897,199 and 25,224,269 shares issued and outstanding at August 31, 2012, 2013 and November 30, 2013 (unaudited)	252	248	245
Additional paid-in capital	308,960	308,038	304,672
Accumulated other comprehensive loss	(587)	(696)	(283)
Accumulated deficit	(282,789)	(274,584)	(242,073)
Total stockholders' equity	25,836	33,006	62,561
Total liabilities and stockholders' equity	$ 30,944	$ 37,178	$ 69,247